UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

Cash Account Trust-Money Market Portfolio
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 14.4%
Banco del Estado de Chile, 0.45%, 3/16/2012	11,500,000	11,500,000
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	6,500,000	6,553,728
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 0.15%, 2/7/2012	25,000,000	25,000,000
China Construction Bank Corp., 0.6%, 2/6/2012	30,000,000	30,000,000
DnB Bank ASA, 0.41%, 2/10/2012	25,000,000	25,000,000
Mizuho Corporate Bank Ltd., 0.25%, 3/26/2012	15,000,000	15,000,000
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	10,000,000	10,004,326
Nordea Bank Finland PLC, 0.4%, 2/15/2012	20,000,000	20,000,078
Rabobank Nederland NV:
0.4%, 2/15/2012	12,000,000	12,000,000
0.43%, 2/24/2012	25,000,000	25,000,000
0.43%, 3/2/2012	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB:
0.45%, 2/13/2012	25,000,000	25,000,000
0.61%, 4/10/2012	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp., 0.21%, 2/2/2012	35,000,000	34,999,990

Total Certificates of Deposit and Bank Notes (Cost $270,058,122)		270,058,122
Commercial Paper 42.0%
Issued at Discount ** 40.0%
Alpine Securitzation, 144A, 0.24%, 2/1/2012	45,000,000	45,000,000
Antalis U.S. Funding Corp.:
144A, 0.33%, 2/1/2012	9,000,000	9,000,000
144A, 0.46%, 2/3/2012	25,000,000	24,999,361
Atlantic Asset Securitization LLC, 144A, 0.33%, 2/7/2012	20,000,000	19,998,900
Bank of Montreal, 0.12%, 3/26/2012	25,000,000	24,995,500
Barclays Bank PLC:
0.46%, 2/1/2012	6,000,000	6,000,000
0.52%, 2/27/2012	5,000,000	4,998,122
BHP Billiton Finance (U.S.A.) Ltd., 144A, 0.19%, 2/7/2012	7,000,000	6,999,778
BNZ International Funding Ltd., 144A, 0.57%, 4/10/2012	5,500,000	5,493,991
Carnival Corp., 0.38%, 2/9/2012	1,452,000	1,451,877
Collateralized Commercial Paper Co. LLC:
144A, 0.26%, 4/2/2012	28,000,000	27,987,664
144A, 0.3%, 4/17/2012	24,000,000	23,984,800
Erste Abwicklungsanstalt:
0.39%, 2/16/2012	14,000,000	13,997,725
0.4%, 3/29/2012	9,500,000	9,493,983
0.58%, 3/6/2012	4,000,000	3,997,809
0.69%, 5/24/2012	3,000,000	2,993,503
0.75%, 4/9/2012	5,000,000	4,992,917
0.75%, 4/18/2012	20,000,000	19,967,917
0.77%, 5/18/2012	4,000,000	3,990,846
Erste Finance Delaware LLC, 0.17%, 2/1/2012	75,000,000	75,000,000
General Electric Capital Services, Inc.:
0.14%, 4/11/2012	40,000,000	39,989,111
0.23%, 2/6/2012	10,000,000	9,999,681
General Electric Co., 0.13%, 3/28/2012	20,000,000	19,995,956
ING (U.S.) Funding LLC:
0.3%, 2/13/2012	15,000,000	14,998,500
0.38%, 3/12/2012	10,000,000	9,995,778
Johnson & Johnson, 144A, 0.05%, 4/3/2012	10,000,000	9,999,139
Kells Funding LLC:
144A, 0.28%, 2/9/2012	3,500,000	3,499,782
144A, 0.35%, 2/17/2012	8,500,000	8,498,678
144A, 0.35%, 2/23/2012	3,000,000	2,999,358
144A, 0.38%, 4/17/2012	700,000	699,438
144A, 0.56%, 3/19/2012	4,000,000	3,997,076
144A, 0.6%, 5/10/2012	15,000,000	14,975,250
144A, 0.611%, 4/25/2012	20,000,000	19,971,533
Matchpoint Master Trust, 0.47%, 2/2/2012	7,500,000	7,499,902
New York Life Capital Corp.:
144A, 0.12%, 3/16/2012	6,000,000	5,999,120
144A, 0.16%, 2/14/2012	25,000,000	24,998,556
Nieuw Amsterdam Receivables Corp., 144A, 0.3%, 3/7/2012	6,000,000	5,998,250
NRW.Bank:
0.29%, 2/27/2012	22,000,000	21,995,392
0.43%, 2/7/2012	10,000,000	9,999,283
Oversea-Chinese Banking Corp., Ltd., 0.47%, 2/15/2012	20,000,000	19,996,344
Pacific Gas & Electric Co., 144A, 0.38%, 2/6/2012	8,000,000	7,999,578
Proctor & Gamble Co., 0.07%, 3/27/2012	11,500,000	11,498,770
SBAB Bank AB:
144A, 0.5%, 3/19/2012	3,000,000	2,998,042
144A, 0.53%, 2/10/2012	10,000,000	9,998,675
144A, 0.9%, 4/30/2012	6,000,000	5,986,650
Sheffield Receivables Corp., 144A, 0.4%, 2/7/2012	6,000,000	5,999,600
Skandinaviska Enskilda Banken AB, 0.46%, 3/5/2012	20,000,000	19,991,567
Southern California Edison Co., 0.32%, 2/10/2012	8,000,000	7,999,360
Standard Chartered Bank:
0.38%, 2/7/2012	10,000,000	9,999,367
0.54%, 4/26/2012	14,500,000	14,481,512
Swedbank AB, 0.605%, 4/12/2012	25,000,000	24,970,170
UOB Funding LLC, 0.32%, 5/10/2012	12,500,000	12,489,000
Victory Receivables Corp.:
144A, 0.18%, 2/6/2012	10,000,000	9,999,750
144A, 0.18%, 2/13/2012	10,000,000	9,999,400
Westpac Banking Corp.:
0.5%, 6/26/2012	1,500,000	1,496,958
0.55%, 8/1/2012	4,000,000	3,988,878

		751,348,097
Issued at Par 2.0%
Atlantic Asset Securitization LLC, 0.7%, 2/22/2012	20,000,000	20,000,000
DnB Bank ASA, 144A, 0.455% *, 4/2/2012	10,000,000	10,000,000
Westpac Banking Corp., 144A, 0.555% *, 10/26/2012	7,000,000	7,000,000

		37,000,000

Total Commercial Paper (Cost $788,348,097)		788,348,097
Short-Term Notes * 16.9%
Bank of Nova Scotia:
0.41%, 6/11/2012	8,000,000	8,000,000
0.492%, 12/11/2012	12,000,000	12,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.431%, 5/25/2012	26,000,000	25,999,102
Canadian Imperial Bank of Commerce, 0.355%, 4/26/2012	21,600,000	21,600,000
Commonwealth Bank of Australia:
144A, 0.396%, 2/3/2012	12,000,000	12,000,000
144A, 0.499%, 5/11/2012	18,000,000	18,000,000
JPMorgan Chase Bank NA, 0.57%, 12/7/2012	23,500,000	23,500,000
Kells Funding LLC:
144A, 0.395%, 2/27/2012	6,000,000	6,000,000
144A, 0.407%, 2/24/2012	13,750,000	13,750,000
Landesbank Baden-Wurttemberg, 144A, 0.789%, 6/22/2012	86,000,000	86,000,000
Nordea Bank Finland PLC, 0.681%, 2/3/2012	3,000,000	3,000,034
Queensland Treasury Corp., 0.44%, 11/19/2012	14,000,000	14,000,000
Rabobank Nederland NV:
0.372%, 4/24/2012	7,750,000	7,749,911
144A, 0.6%, 12/14/2012	12,000,000	12,000,000
Svenska Handelsbanken AB, 144A, 0.577%, 8/7/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.316%, 5/11/2012	12,500,000	12,500,000
Westpac Banking Corp.:
0.385%, 5/9/2012	17,000,000	17,000,000
0.386%, 7/11/2012	12,000,000	12,000,000
0.452%, 2/13/2012	5,000,000	5,000,000

Total Short-Term Notes (Cost $318,099,047)		318,099,047
Government & Agency Obligations 11.0%
U.S. Government Sponsored Agencies 4.6%
Federal Farm Credit Bank, 0.256% **, 4/4/2012	5,000,000	4,997,725
Federal Home Loan Bank:
0.012% **, 2/3/2012	20,000,000	19,999,994
0.2%, 11/19/2012	7,000,000	7,002,359
Federal Home Loan Mortgage Corp., 0.1% **, 10/2/2012	7,000,000	6,995,256
Federal National Mortgage Association:
0.07% **, 6/18/2012	15,000,000	14,995,975
0.094% **, 2/13/2012	12,500,000	12,499,583
0.133% **, 2/17/2012	10,000,000	9,999,378
0.159% **, 10/1/2012	10,000,000	9,989,200

		86,479,470
U.S. Treasury Obligations 6.4%
U.S. Treasury Notes:
0.375%, 8/31/2012	18,501,000	18,525,042
0.625%, 6/30/2012	7,403,000	7,418,271
0.625%, 7/31/2012	41,000,000	41,101,165
0.75%, 5/31/2012	18,501,000	18,540,826
1.375%, 10/15/2012	20,000,000	20,171,371
4.5%, 3/31/2012	10,000,000	10,068,970
4.875%, 6/30/2012	3,702,000	3,774,142

		119,599,787

Total Government & Agency Obligations (Cost $206,079,257)		206,079,257
Time Deposit 3.2%
Citibank NA, 0.12%, 2/1/2012 (Cost $60,000,000)	60,000,000	60,000,000
Municipal Investments 0.3%
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, 0.11% ***, 7/1/2014, LOC: Citibank NA (Cost $6,500,000)	6,500,000	6,500,000
Repurchase Agreements 6.8%
JPMorgan Securities, Inc., 0.21%, dated 1/31/2012, to be repurchased at $20,000,117 on 2/1/2012 (a)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 0.18%, dated 1/31/2012, to be repurchased at $12,000,060 on 2/1/2012 (b)	12,000,000	12,000,000
Merrill Lynch & Co., Inc., 0.22%, dated 1/31/2012, to be repurchased at $45,000,275 on 2/1/2012 (c)	45,000,000	45,000,000
The Goldman Sachs & Co., 0.14%, dated 1/27/2012, to be repurchased at $50,001,361 on 2/3/2012 (d)	50,000,000	50,000,000

Total Repurchase Agreements (Cost $127,000,000)		127,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,776,084,523) †	94.6	1,776,084,523
Other Assets and Liabilities, Net	5.4	101,315,552

Net Assets	100.0	1,877,400,075

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of January 31, 2012.

†	The cost for federal income tax purposes was $1,776,084,523.
(a)
Collateralized by $217,535,854 Federal National Mortgage Association - Interest Only, with various coupon rates from 4.0-5.0%, with various maturity dates of 12/25/2019-3/25/2040 with a value of $20,400,153.

(b)	Collateralized by $11,442,600 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $12,240,035.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,585,000	Federal Home Loan Bank	5.0	11/17/2017	15,360,090
23,057,000	Federal Home Loan Mortgage Corp.	0.875-5.125	7/15/2012-10/24/2014	23,408,186
6,526,000	Federal National Mortgage Association	4.125-5.0	4/15/2014-4/15/2015	7,132,499
Total Collateral Value				45,900,775

(d)	Collateralized by $48,054,213 Federal National Mortgage Association, 4.0%, maturing on 11/1/2041 with a value of $51,000,000.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(e)	$—	$1,649,084,523	$—	$1,649,084,523
Repurchase Agreements	—	127,000,000	—	127,000,000
Total	$—	$1,776,084,523	$—	$1,776,084,523

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012